Financial Assets and Liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash and cash equivalents	$ 158,263	$ 129,328	$ 60,077	$ 50,426
Borrowings	(92,520)	(89,478)
Lease liabilities	(9,320)	(9,836)
Net Debt	56,423	30,014
Fixed interest rate [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	(49,550)	(49,414)
Floating Interest Rate
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ (52,290)	$ (49,900)